Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Total sales revenue	$ 127,322,000	$ 127,072,000	$ 58,245,000
Total derivative pricing adjustments	1,227,000	2,094,000	(48,000)
Gross revenue	128,549,000	129,166,000	58,197,000
Proceeds before intended use	188,000	0	247,000
Treatment and selling costs	(39,175,000)	(44,150,000)	(13,393,000)
Total	89,562,000	85,016,000	45,051,000
Gold [Member]
Statement [Line Items]
Sales revenue	0	0	4,027,000
Derivative pricing adjustments	0	0	0
Gross revenue	0	0	4,027,000
Silver [Member]
Statement [Line Items]
Sales revenue	62,419,000	37,084,000	27,438,000
Derivative pricing adjustments	687,000	758,000	(267,000)
Gross revenue	63,106,000	37,842,000	27,171,000
Zinc [Member]
Statement [Line Items]
Sales revenue	38,421,000	59,262,000	5,973,000
Derivative pricing adjustments	325,000	1,280,000	960
Gross revenue	38,746,000	60,542,000	6,069,000
Lead [Member]
Statement [Line Items]
Sales revenue	25,438,000	29,731,000	20,617,000
Derivative pricing adjustments	19,000	(164,000)	169,000
Gross revenue	25,457,000	29,567,000	20,786,000
Other by-products [Member]
Statement [Line Items]
Sales revenue	1,044,000	995,000	190,000
Derivative pricing adjustments	196,000	220,000	(46,000)
Gross revenue	$ 1,240,000	$ 1,215,000	$ 144,000